NET SALES REVENUE	12 Months Ended
Dec. 31, 2017
NET SALES REVENUE
NET SALES REVENUE

NOTE 24 — NET SALES REVENUE

The net sales revenues for the year are composed of:

	2017	2016	2015
Gross sales	42,156,553	42,935,022	48,701,895
Taxes on sales	(2,956,896)	(2,765,957)	(3,184,879)
Discounts	(2,282,038)	(2,517,398)	(1,935,775)

Net sales	36,917,619	37,651,667	43,581,241